Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$ 68,000	$ 71,000
Reserves not deductible until paid	55,000	154,000
Net operating loss carryforwards
Federal	2,170,000	1,646,000
State	816,000	749,000
Federal tax credit	733,000	653,000
Business interest expense carryforward		235,000
Operating lease liabilities	416,000
Other	69,000	115,000
Gross deferred tax assets	4,327,000	3,623,000
Less valuation allowance	(2,269,000)	(2,043,000)
Deferred tax assets net of valuation allowance	2,058,000	1,580,000
Deferred tax liabilities:
Property and equipment	(1,552,000)	(1,517,000)
Operating lease right of use assets	(416,000)
Other	(82,000)	(55,000)
Gross deferred tax liabilities	(2,050,000)	(1,572,000)
Net deferred tax asset	$ 8,000	$ 8,000